Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net loss	$ (12,839)	$ (98,495)	$ (226,645)	$ (306,957)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation	10,834	20,000	40,000	40,000
Non-cash rent expense	30,000	0
Changes in Operating Assets and Liabilities
Increase in note receivable	(75,000)	0
Increase in interest receivable	(1,100)	0
(Increase) in accounts receivable			(15,000)	0
Increase (decrease) in accounts payable	9,940	3,475	27,478	(14,050)
Increase in accounts payable - related parties	13,698	30,000	76,302	60,000
Increase in accrued interest	3,750	3,750	7,500	7,452
Increase in accrued interest-related parties	18,125	16,705	35,072	31,767
Net cash used for operating activities	(2,592)	(24,565)	(55,293)	(181,788)
Cash Flows From Financing Activities:
Line of credit - borrowings			0	2,366
Line of credit - payments	0	(1,459)	0	(3,134)
Proceeds from line of credit to related party	112,750	122,959	246,175	275,364
Repayments on line of credit to related party	(120,000)	(95,000)	(190,100)	(71,416)
Net cash provided by (used in) financing activities	(7,250)	26,500	56,075	203,181
Net Increase (decrease) In Cash	(9,842)	1,935	782	21,393
Cash At The Beginning Of The Period	49,900	49,118	49,118	27,725
Cash At The End Of The Period	40,058	51,053	49,900	49,118
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	0	0	0	0
Income tax	0	0	0	0
Schedule of Non-Cash Investing and Financing Activities
Assumption of debt by related party			$ 1,459	$ 0
Stock received for sale of assets	(86,667)	0
Assets acquired for issuance of stock	$ 50,000	$ 0